Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2016
Accumulated other comprehensive income
Accumulated other comprehensive income

18. Accumulated other comprehensive income

        The changes in accumulated other comprehensive income by component were as follows:

	Year Ended March 31,
	2016	2015	2014
Derivatives
Accumulated other comprehensive income balance, beginning of period	$—	$—	$—
Gains/(losses) on derivative instruments, net of tax effect of $197	(1,412)	—	—

Accumulated other comprehensive income balance, end of period	$(1,412)	$—	$—

Pension plan
Accumulated other comprehensive income balance, beginning of period	$(378)	$—	$—
Unrealized gains, net of tax effects of $40 and $28	(205)	(378)	—

Accumulated other comprehensive income balance, end of period	$(583)	$(378)	$—

Translation Adjustments and Other
Accumulated other comprehensive income (loss) balance, beginning of period	$(1,322)	$(1,275)	$(2,393)
Translation adjustments with no tax effects	(664)	(47)	1,118
Accumulated other comprehensive income (loss) balance, end of period	$(1,986)	$(1,322)	$(1,275)

Total accumulated other comprehensive loss, end of period	(3,981)	(1,700)	(1,275)

        Deferred taxes are not provided on cumulative translation adjustments where the Group expects earnings of a foreign subsidiary to be indefinitely reinvested. The income tax effect of currency translation adjustments related to earnings that are not considered indefinitely reinvested is recorded as a component of deferred taxes with an offset to other comprehensive income.